GS Mortgage Securities Corp. ABS-15G

Exhibit 99.5 - Schedule 3

GS Exception Detail Report - 9/17/2025

Seller ID Number	GS Loan ID	Finding ID	Deal Num	Investor Loan Number	Deal Specific Name	Exception ID	Last Name	Loan Purpose	Occupancy	Note Date	State	Original Loan Amount	Loan Status	Exception Date	Exception Type	Exception Subcategory	Exception Status	Exception Status Change Date	Exception Grade	Exception	Exception Information	Exception Rebuttal	Exception Rebuttal Date	Compensating Factors	Statute of Limitation Date	Assigned To	Status Comment	DR Response Date
XXXX	1001	XXXX			XXXX	XXXX	XXXX	Cash Out: Other/Multipurpose/Unknown purpose	Investment Property	XX/XX/XXXX	FL	XXXX	Sent to Client	XX/XX/XXXX	Credit	Credit - Other	Resolved		1	Credit	XXXX	no hit	Rebuttal (XX/XX/XXXX XXXXAM)			Not Assigned	Documentation received is sufficient. (Resolved)	Response (XX/XX/XXXX XXXXAM)
XXXX	1001	XXXX			XXXX	XXXX	XXXX	Cash Out: Other/Multipurpose/Unknown purpose	Investment Property	XX/XX/XXXX	FL	XXXX	Sent to Client	XX/XX/XXXX	Valuation	Appraisal - Value is supported within 10% of original appraisal amount			1	Valuation	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX that supported the value.
XXXX	1001	XXXX			XXXX	XXXX	XXXX	Cash Out: Other/Multipurpose/Unknown purpose	Investment Property	XX/XX/XXXX	FL	XXXX	Sent to Client	XX/XX/XXXX	Credit	Condo - Other	Waived		2	Credit	Lender Exception for the deed restrictions on the subject condo prior to consummation. Deemed Non Material based on compensating factors.			Comp Factors - DTI XXXX%, Reserves $XXXX mos
XXXX	1001	XXXX			XXXX	XXXX	XXXX	Cash Out: Other/Multipurpose/Unknown purpose	Investment Property	XX/XX/XXXX	FL	XXXX	Sent to Client	XX/XX/XXXX	Compliance	Note - Incomplete	Acknowledged		2	Compliance	The following section of the Note is incomplete:The Loan Agreement was not executed by the Lender.
XXXX	1002	XXXX			XXXX	XXXX	XXXX	Other-than-first-time Home Purchase	Second Home	XX/XX/XXXX	SC	XXXX	Sent to Client	XX/XX/XXXX	Valuation	Appraisal - Value is supported within 10% of original appraisal amount			1	Valuation	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX which supported the appraisal value.
XXXX	1002	XXXX			XXXX	XXXX	XXXX	Other-than-first-time Home Purchase	Second Home	XX/XX/XXXX	SC	XXXX	Sent to Client	XX/XX/XXXX	Credit	No Credit Findings			1	Credit	The loan meets all applicable credit guidelines.
XXXX	1002	XXXX			XXXX	XXXX	XXXX	Other-than-first-time Home Purchase	Second Home	XX/XX/XXXX	SC	XXXX	Sent to Client	XX/XX/XXXX	Compliance	TRID - CD - Section B incorrect payee	Acknowledged		2	Compliance	The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For on the revised CD issued on XX/XX/XXXX. Credit Report. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.
XXXX	1002	XXXX			XXXX	XXXX	XXXX	Other-than-first-time Home Purchase	Second Home	XX/XX/XXXX	SC	XXXX	Sent to Client	XX/XX/XXXX	Compliance	Security Instrument - Power of Attorney Missing	Resolved		1	Compliance	There is an individual on the Security Instrument who signed as an agent under a Power of Attorney but the Power of Attorney document is missing.	Please see attached	Rebuttal (XX/XX/XXXX XXXXPM)			Not Assigned	The documentation provided is sufficient to cure the finding. (Resolved)	Response (XX/XX/XXXX XXXXPM)
XXXX	1002	XXXX			XXXX	XXXX	XXXX	Other-than-first-time Home Purchase	Second Home	XX/XX/XXXX	SC	XXXX	Sent to Client	XX/XX/XXXX	Compliance	Note - Signature Discrepancy	Resolved		1	Compliance	There is an individual on the Note who signed as an agent under a Power of Attorney but the Power of Attorney document is missing.	Please see attached	Rebuttal (XX/XX/XXXX XXXXPM)			Not Assigned	The documentation provided is sufficient to cure the finding. (Resolved)	Response (XX/XX/XXXX XXXXPM)